EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of earnings per share

Basic	2023	2022	2021
Numerator
Income attributable to the Ambev equity holders	14,501.9	14,457.9	12,671.0
Denominator
Weighted average number of shares (i) (non diluted)	15,744.8	15,741.9	15,736.9
Basic EPS	0.9211	0.9184	0.8052

Diluted	2023	2022	2021
Numerator
Income attributable to the Ambev equity holders	14,501.9	14,457.9	12,671.0
Denominator
Weighted average numbers of shares (i) (diluted)	15,838.6	15,848.6	15,857.5
Diluted EPS	0.9156	0.9123	0.7991

(i)	Million shares